Investment Objectives and Goals - T. Rowe Price All-Cap Opportunities Fund	Feb. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.